BANK DEBT (Financial Covenants for Debt Instruments) (Details)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Jun. 30, 2009 USD ($)	Dec. 31, 2013 One Year Revolving Credit Line dated December 2012 [Member] USD ($)	Dec. 31, 2012 One Year Revolving Credit Line dated December 2012 [Member] USD ($)	Dec. 31, 2013 One Year Revolving Credit Line dated December 2013 ILS	Sep. 30, 2011 2012 Financial Covenants Letter [Member]	Dec. 31, 2012 2006 Restructuring Agreement [Member] USD ($)	Sep. 30, 2011 2006 Restructuring Agreement [Member]
Debt Instrument Restrictive Convenants [Line Items]
Amount of minimum cash reserve required under initial bank agreement's financial covenants				$ 20,000
Net Total Debt to EBITDA Ratio
The net total Debt to EBITDA ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the first quarter of 2012										6.5
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2012 and ending on the first quarter of 2013								5
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2013 and ending on the first quarter of 2014								4
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2014 until the loan is repaid in full								3.5
Interest Coverage Ratio
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the second quarter of 2012								1
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2012 and ending on the first quarter of 2013								1.5
The total Interest Coverage ratio required under debt agreement commencing as of the second quarter of 2013 until the loan is repaid in full								2
Additional Covenants
Available and accessible cash reserves at an aggregate amount		15,000,000
Aggregate Amount Of Quarterly Accounts Receivable		20,000,000
Total future cash payments specified under new bank loan agreement				136,522,000					30,000,000
Carrying amount of the bank debt following the changes in the 2009 amendment				128,723,000
Maximum principal amount of loan that allows company to declare or pay dividends									40,000,000
Effective annual interest rate on debt instrument	1.05%	1.17%	0.92%
Annual principal payments made on debt instruments	10,266,000	15,133,000
Interest payments made on debt instrument	3,613,000	4,055,000
Portion of interest expense paid during the year relating to new effective interest rate on debt instrument and recorded as interest expenses in the financial expenses	891,000	1,250,000
Revolving credit line amount	5,000,000	5,000,000				5,000,000	5,200,000
Revolving credit line, expiration date					Dec. 31, 2014		Dec. 31, 2014
Revolving credit line, amount outstanding							1,900,000
Revolving credit facility, interest rate beyond LIBOR		5.50%			5.50%	5.50%